Statements of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure Of Cash Flow Statement [Abstract]
Adjustment due to adoption of IFRS 16	₩ 4,401
Beginning of the year after adjustment	4,401
Cash flows from financing activities – Repayment of lease liabilities	(2,034)
Interest paid	(277)
Non-cash transactions
Acquisitions – leases	2,637
Interest expense	277
Early termination of leases	(15)
Exchange differences	5
Ending of the year	₩ 4,994